Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.29%
Communication services: 5.26%
Diversified telecommunication services: 0.40%
AT&T, Inc.	7,327	$110,051
Verizon Communications, Inc.	4,309	139,655
		249,706
Entertainment: 0.78%
Activision Blizzard, Inc.	733	68,631
Electronic Arts, Inc.	253	30,461
Live Nation Entertainment, Inc.†	145	12,041
Netflix, Inc.†	454	171,430
Take-Two Interactive Software, Inc.†	162	22,743
Walt Disney Co.†	1,875	151,969
Warner Bros Discovery, Inc.†	2,273	24,685
		481,960
Interactive media & services: 3.50%
Alphabet, Inc. Class A†	6,081	795,760
Alphabet, Inc. Class C†	5,173	682,060
Match Group, Inc.†	285	11,165
Meta Platforms, Inc. Class A†	2,278	683,878
		2,172,863
Media: 0.46%
Charter Communications, Inc. Class A†	104	45,741
Comcast Corp. Class A	4,218	187,026
Fox Corp. Class A	260	8,112
Fox Corp. Class B	135	3,899
Interpublic Group of Cos., Inc.	395	11,321
News Corp. Class A	390	7,823
News Corp. Class B	118	2,463
Omnicom Group, Inc.	202	15,045
Paramount Global Class B	494	6,372
		287,802
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.†	531	74,367
Consumer discretionary: 6.33%
Automobile components: 0.06%
Aptiv PLC†	290	28,591
BorgWarner, Inc.	241	9,729
		38,320
Automobiles: 1.30%
Ford Motor Co.	4,029	50,040
General Motors Co.	1,410	46,488
Tesla, Inc.†	2,830	708,123
		804,651
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Broadline retail: 1.96%
Amazon.com, Inc.†	9,306	$1,182,979
eBay, Inc.	545	24,029
Etsy, Inc.†	126	8,137
		1,215,145
Distributors: 0.08%
Genuine Parts Co.	144	20,790
LKQ Corp.	274	13,566
Pool Corp.	40	14,244
		48,600
Hotels, restaurants & leisure: 1.27%
Airbnb, Inc. Class A†	437	59,961
Booking Holdings, Inc.†	37	114,106
Caesars Entertainment, Inc.†	221	10,243
Carnival Corp.†	1,032	14,159
Chipotle Mexican Grill, Inc. Class A†	28	51,291
Darden Restaurants, Inc.	124	17,759
Domino’s Pizza, Inc.	36	13,636
Expedia Group, Inc.†	141	14,533
Hilton Worldwide Holdings, Inc.	268	40,248
Las Vegas Sands Corp.	337	15,448
Marriott International, Inc. Class A	257	50,516
McDonald’s Corp.	747	196,790
MGM Resorts International†	288	10,587
Norwegian Cruise Line Holdings Ltd.†	436	7,185
Royal Caribbean Cruises Ltd.†	242	22,298
Starbucks Corp.	1,174	107,151
Wynn Resorts Ltd.	99	9,149
Yum! Brands, Inc.	287	35,858
		790,918
Household durables: 0.20%
D.R. Horton, Inc.	312	33,531
Garmin Ltd.	157	16,516
Lennar Corp. Class A	259	29,068
Mohawk Industries, Inc.†	54	4,634
NVR, Inc.†	3	17,890
PulteGroup, Inc.	225	16,661
Whirlpool Corp.	56	7,487
		125,787
Leisure products: 0.01%
Hasbro, Inc.	134	8,863
Specialty retail: 1.23%
AutoZone, Inc.†	19	48,260
Bath & Body Works, Inc.	235	7,943
Best Buy Co., Inc.	199	13,824
See accompanying notes to portfolio of investments
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Specialty retail(continued)
CarMax, Inc.†	162	$11,458
Home Depot, Inc.	1,030	311,225
Lowe’s Cos., Inc.	601	124,912
O’Reilly Automotive, Inc.†	62	56,349
Ross Stores, Inc.	349	39,419
TJX Cos., Inc.	1,178	104,701
Tractor Supply Co.	112	22,742
Ulta Beauty, Inc.†	51	20,372
		761,205
Textiles, apparel & luxury goods: 0.22%
NIKE, Inc. Class B	1,256	120,099
Ralph Lauren Corp.	41	4,760
Tapestry, Inc.	238	6,842
VF Corp.	339	5,990
		137,691
Consumer staples: 3.89%
Beverages: 0.96%
Brown-Forman Corp. Class B	188	10,846
Coca-Cola Co.	3,989	223,304
Constellation Brands, Inc. Class A	165	41,469
Keurig Dr Pepper, Inc.	1,031	32,549
Molson Coors Beverage Co. Class B	190	12,082
Monster Beverage Corp.†	762	40,348
PepsiCo, Inc.	1,411	239,080
		599,678
Consumer staples distribution & retail: 1.08%
Costco Wholesale Corp.	454	256,492
Dollar General Corp.	225	23,805
Dollar Tree, Inc.†	215	22,887
Kroger Co.	677	30,296
Sysco Corp.	518	34,214
Target Corp.	473	52,300
Walgreens Boots Alliance, Inc.	734	16,324
Walmart, Inc.	1,463	233,977
		670,295
Food products: 0.58%
Archer-Daniels-Midland Co.	549	41,406
Bunge Ltd.	154	16,670
Campbell Soup Co.	202	8,298
Conagra Brands, Inc.	490	13,436
General Mills, Inc.	600	38,394
Hershey Co.	154	30,812
Hormel Foods Corp.	297	11,295
J M Smucker Co.	105	12,906
Kellogg Co.	270	16,068
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Food products(continued)
Kraft Heinz Co.	818	$27,517
Lamb Weston Holdings, Inc.	149	13,776
McCormick & Co., Inc.	257	19,439
Mondelez International, Inc. Class A	1,394	96,744
Tyson Foods, Inc. Class A	293	14,794
		361,555
Household products: 0.80%
Church & Dwight Co., Inc.	252	23,091
Clorox Co.	127	16,644
Colgate-Palmolive Co.	847	60,230
Kimberly-Clark Corp.	347	41,935
Procter & Gamble Co.	2,416	352,398
		494,298
Personal care products: 0.11%
Estee Lauder Cos., Inc. Class A	238	34,403
Kenvue, Inc.	1,766	35,461
		69,864
Tobacco: 0.36%
Altria Group, Inc.	1,819	76,489
Philip Morris International, Inc.	1,591	147,295
		223,784
Energy: 2.80%
Energy equipment & services: 0.26%
Baker Hughes Co.	1,035	36,556
Halliburton Co.	921	37,301
Schlumberger NV	1,457	84,943
		158,800
Oil, gas & consumable fuels: 2.54%
APA Corp.	315	12,947
Chevron Corp.	1,818	306,551
ConocoPhillips	1,227	146,995
Coterra Energy, Inc.	776	20,991
Devon Energy Corp.	657	31,339
Diamondback Energy, Inc.	183	28,343
EOG Resources, Inc.	597	75,676
EQT Corp.	371	15,055
Exxon Mobil Corp.	4,103	482,431
Hess Corp.	283	43,299
Kinder Morgan, Inc.	1,987	32,944
Marathon Oil Corp.	621	16,612
Marathon Petroleum Corp.	410	62,049
Occidental Petroleum Corp.	680	44,118
ONEOK, Inc.	597	37,868
Phillips 66	456	54,788
See accompanying notes to portfolio of investments
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Pioneer Natural Resources Co.	239	$54,862
Targa Resources Corp.	229	19,630
Valero Energy Corp.	362	51,299
Williams Cos., Inc.	1,247	42,011
		1,579,808
Financials: 7.60%
Banks: 1.78%
Bank of America Corp.	7,085	193,987
Citigroup, Inc.	1,974	81,191
Citizens Financial Group, Inc.	484	12,971
Comerica, Inc.	135	5,609
Fifth Third Bancorp	698	17,680
Huntington Bancshares, Inc.	1,484	15,434
JPMorgan Chase & Co.	2,978	431,870
KeyCorp	959	10,319
M&T Bank Corp.	170	21,496
PNC Financial Services Group, Inc.	408	50,090
Regions Financial Corp.	962	16,546
Truist Financial Corp.	1,365	39,053
U.S. Bancorp	1,596	52,764
Wells Fargo & Co.	3,750	153,225
Zions Bancorp NA	152	5,303
		1,107,538
Capital markets: 1.69%
Ameriprise Financial, Inc.	105	34,616
Bank of New York Mellon Corp.	798	34,035
BlackRock, Inc.	144	93,094
Blackstone, Inc.	727	77,891
Cboe Global Markets, Inc.	108	16,871
Charles Schwab Corp.	1,524	83,668
CME Group, Inc.	369	73,881
FactSet Research Systems, Inc.	39	17,053
Franklin Resources, Inc.	291	7,153
Goldman Sachs Group, Inc.	338	109,367
Intercontinental Exchange, Inc.	587	64,582
Invesco Ltd.	460	6,679
MarketAxess Holdings, Inc.	39	8,332
Moody’s Corp.	162	51,219
Morgan Stanley	1,308	106,824
MSCI, Inc. Class A	81	41,559
Nasdaq, Inc.	347	16,861
Northern Trust Corp.	212	14,730
Raymond James Financial, Inc.	193	19,383
S&P Global, Inc.	334	122,047
State Street Corp.	327	21,896
T Rowe Price Group, Inc.	230	24,120
		1,045,861
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 5

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Consumer finance: 0.26%
American Express Co.	596	$88,917
Capital One Financial Corp.	391	37,947
Discover Financial Services	256	22,177
Synchrony Financial	429	13,115
		162,156
Financial services: 2.58%
Berkshire Hathaway, Inc. Class B†	1,869	654,711
Fidelity National Information Services, Inc.	607	33,549
Fiserv, Inc.†	625	70,600
FleetCor Technologies, Inc.†	76	19,406
Global Payments, Inc.	266	30,694
Jack Henry & Associates, Inc.	75	11,336
Mastercard, Inc. Class A	853	337,711
PayPal Holdings, Inc.†	1,125	65,767
Visa, Inc. Class A	1,647	378,826
		1,602,600
Insurance: 1.29%
Aflac, Inc.	554	42,519
Allstate Corp.	268	29,858
American International Group, Inc.	730	44,238
Aon PLC Class A	208	67,438
Arch Capital Group Ltd.†	382	30,449
Arthur J Gallagher & Co.	221	50,373
Assurant, Inc.	54	7,753
Brown & Brown, Inc.	241	16,831
Chubb Ltd.	421	87,644
Cincinnati Financial Corp.	161	16,469
Everest Group Ltd.	44	16,353
Globe Life, Inc.	89	9,677
Hartford Financial Services Group, Inc.	313	22,195
Loews Corp.	190	12,029
Marsh & McLennan Cos., Inc.	506	96,292
MetLife, Inc.	647	40,703
Principal Financial Group, Inc.	228	16,432
Progressive Corp.	600	83,580
Prudential Financial, Inc.	372	35,299
Travelers Cos., Inc.	235	38,378
W R Berkley Corp.	209	13,269
Willis Towers Watson PLC	107	22,359
		800,138
Health care: 7.92%
Biotechnology: 1.25%
AbbVie, Inc.	1,809	269,650
Amgen, Inc.	548	147,281
Biogen, Inc.†	148	38,037
Gilead Sciences, Inc.	1,277	95,698
See accompanying notes to portfolio of investments
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Biotechnology(continued)
Incyte Corp.†	191	$11,034
Moderna, Inc.†	339	35,015
Regeneron Pharmaceuticals, Inc.†	109	89,703
Vertex Pharmaceuticals, Inc.†	265	92,151
		778,569
Health care equipment & supplies: 1.53%
Abbott Laboratories	1,779	172,296
Align Technology, Inc.†	73	22,288
Baxter International, Inc.	519	19,587
Becton Dickinson & Co.	297	76,783
Boston Scientific Corp.†	1,501	79,253
Cooper Cos., Inc.	51	16,219
Dentsply Sirona, Inc.	217	7,413
DexCom, Inc.†	398	37,133
Edwards Lifesciences Corp.†	623	43,162
GE HealthCare Technologies, Inc.	401	27,284
Hologic, Inc.†	251	17,419
IDEXX Laboratories, Inc.†	85	37,168
Insulet Corp.†	72	11,483
Intuitive Surgical, Inc.†	360	105,224
Medtronic PLC	1,364	106,883
ResMed, Inc.	151	22,328
STERIS PLC	101	22,162
Stryker Corp.	346	94,552
Teleflex, Inc.	48	9,428
Zimmer Biomet Holdings, Inc.	214	24,015
		952,080
Health care providers & services: 1.78%
Cardinal Health, Inc.	261	22,660
Cencora, Inc.	171	30,775
Centene Corp.†	555	38,228
Cigna Group	303	86,679
CVS Health Corp.	1,316	91,883
DaVita, Inc.†	55	5,199
Elevance Health, Inc.	242	105,372
HCA Healthcare, Inc.	206	50,672
Henry Schein, Inc.†	134	9,950
Humana, Inc.	127	61,788
Laboratory Corp. of America Holdings	91	18,296
McKesson Corp.	138	60,009
Molina Healthcare, Inc.†	60	19,673
Quest Diagnostics, Inc.	115	14,014
UnitedHealth Group, Inc.	949	478,476
Universal Health Services, Inc. Class B	64	8,047
		1,101,721
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Life sciences tools & services: 0.92%
Agilent Technologies, Inc.	303	$33,882
Bio-Rad Laboratories, Inc. Class A†	21	7,527
Bio-Techne Corp.	161	10,959
Charles River Laboratories International, Inc.†	53	10,387
Danaher Corp.	673	166,971
Illumina, Inc.†	162	22,239
IQVIA Holdings, Inc.†	188	36,989
Mettler-Toledo International, Inc.†	22	24,378
Revvity, Inc.	127	14,059
Thermo Fisher Scientific, Inc.	396	200,443
Waters Corp.†	61	16,727
West Pharmaceutical Services, Inc.	76	28,516
		573,077
Pharmaceuticals: 2.44%
Bristol-Myers Squibb Co.	2,141	124,264
Catalent, Inc.†	185	8,423
Eli Lilly & Co.	817	438,835
Johnson & Johnson	2,468	384,391
Merck & Co., Inc.	2,601	267,773
Organon & Co.	262	4,548
Pfizer, Inc.	5,787	191,955
Viatris, Inc.	1,229	12,118
Zoetis, Inc.	472	82,119
		1,514,426
Industrials: 4.92%
Aerospace & defense: 0.91%
Axon Enterprise, Inc.†	72	14,327
Boeing Co.†	581	111,366
General Dynamics Corp.	232	51,265
Howmet Aerospace, Inc.	401	18,546
Huntington Ingalls Industries, Inc.	41	8,388
L3Harris Technologies, Inc.	194	33,779
Lockheed Martin Corp.	230	94,061
Northrop Grumman Corp.	146	64,268
RTX Corp.	1,492	107,379
Textron, Inc.	203	15,863
TransDigm Group, Inc.†	57	48,058
		567,300
Air freight & logistics: 0.33%
CH Robinson Worldwide, Inc.	119	10,249
Expeditors International of Washington, Inc.	152	17,424
FedEx Corp.	237	62,786
United Parcel Service, Inc. Class B	741	115,500
		205,959
See accompanying notes to portfolio of investments
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Building products: 0.26%
A O Smith Corp.	128	$8,465
Allegion PLC	90	9,378
Carrier Global Corp.	858	47,362
Johnson Controls International PLC	697	37,087
Masco Corp.	231	12,347
Trane Technologies PLC	234	47,481
		162,120
Commercial services & supplies: 0.29%
Cintas Corp.	89	42,810
Copart, Inc.†	891	38,393
Republic Services, Inc.	211	30,070
Rollins, Inc.	288	10,751
Waste Management, Inc.	378	57,622
		179,646
Construction & engineering: 0.05%
Quanta Services, Inc.	149	27,873
Electrical equipment: 0.35%
AMETEK, Inc.	236	34,871
Eaton Corp. PLC	409	87,232
Emerson Electric Co.	586	56,590
Generac Holdings, Inc.†	64	6,973
Rockwell Automation, Inc.	118	33,733
		219,399
Ground transportation: 0.47%
CSX Corp.	2,056	63,222
JB Hunt Transport Services, Inc.	84	15,835
Norfolk Southern Corp.	233	45,885
Old Dominion Freight Line, Inc.	92	37,641
Union Pacific Corp.	625	127,269
		289,852
Industrial conglomerates: 0.49%
3M Co.	566	52,989
General Electric Co.	1,115	123,263
Honeywell International, Inc.	680	125,623
		301,875
Machinery: 1.06%
Caterpillar, Inc.	523	142,779
Cummins, Inc.	145	33,127
Deere & Co.	279	105,289
Dover Corp.	143	19,950
Fortive Corp.	361	26,772
IDEX Corp.	77	16,018
Illinois Tool Works, Inc.	282	64,947
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Machinery(continued)
Ingersoll Rand, Inc.	414	$26,380
Nordson Corp.	55	12,274
Otis Worldwide Corp.	422	33,891
PACCAR, Inc.	536	45,571
Parker-Hannifin Corp.	131	51,027
Pentair PLC	169	10,943
Snap-on, Inc.	54	13,773
Stanley Black & Decker, Inc.	157	13,122
Westinghouse Air Brake Technologies Corp.	184	19,554
Xylem, Inc.	247	22,484
		657,901
Passenger airlines: 0.11%
Alaska Air Group, Inc.†	130	4,820
American Airlines Group, Inc.†	670	8,583
Delta Air Lines, Inc.	659	24,383
Southwest Airlines Co.	610	16,513
United Airlines Holdings, Inc.†	336	14,213
		68,512
Professional services: 0.45%
Automatic Data Processing, Inc.	422	101,525
Broadridge Financial Solutions, Inc.	121	21,665
Ceridian HCM Holding, Inc.†	159	10,788
Equifax, Inc.	126	23,081
Jacobs Solutions, Inc.	129	17,608
Leidos Holdings, Inc.	141	12,994
Paychex, Inc.	329	37,944
Paycom Software, Inc.	50	12,963
Robert Half, Inc.	110	8,061
Verisk Analytics, Inc. Class A	149	35,200
		281,829
Trading companies & distributors: 0.15%
Fastenal Co.	586	32,019
United Rentals, Inc.	70	31,120
WW Grainger, Inc.	46	31,825
		94,964
Information technology: 16.28%
Communications equipment: 0.54%
Arista Networks, Inc.†	257	47,270
Cisco Systems, Inc.	4,176	224,502
F5, Inc.†	61	9,829
Juniper Networks, Inc.	329	9,143
Motorola Solutions, Inc.	171	46,553
		337,297
See accompanying notes to portfolio of investments
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.34%
Amphenol Corp. Class A	611	$51,318
CDW Corp.	137	27,641
Corning, Inc.	787	23,980
Keysight Technologies, Inc.†	183	24,213
TE Connectivity Ltd.	322	39,777
Teledyne Technologies, Inc.†	48	19,612
Trimble, Inc.†	255	13,734
Zebra Technologies Corp. Class A†	53	12,536
		212,811
IT services: 0.72%
Accenture PLC Class A	646	198,393
Akamai Technologies, Inc.†	156	16,620
Cognizant Technology Solutions Corp. Class A	518	35,089
DXC Technology Co.†	210	4,374
EPAM Systems, Inc.†	59	15,086
Gartner, Inc.†	81	27,833
International Business Machines Corp.	934	131,040
VeriSign, Inc.†	92	18,633
		447,068
Semiconductors & semiconductor equipment: 4.39%
Advanced Micro Devices, Inc.†	1,656	170,270
Analog Devices, Inc.	514	89,996
Applied Materials, Inc.	861	119,205
Broadcom, Inc.	423	351,335
Enphase Energy, Inc.†	140	16,821
First Solar, Inc.†	109	17,613
Intel Corp.	4,292	152,581
KLA Corp.	140	64,212
Lam Research Corp.	137	85,867
Microchip Technology, Inc.	558	43,552
Micron Technology, Inc.	1,123	76,398
Monolithic Power Systems, Inc.	49	22,638
NVIDIA Corp.	2,531	1,100,960
NXP Semiconductors NV	264	52,779
ON Semiconductor Corp.†	442	41,084
Qorvo, Inc.†	100	9,547
QUALCOMM, Inc.	1,144	127,053
Skyworks Solutions, Inc.	163	16,070
SolarEdge Technologies, Inc.†	58	7,512
Teradyne, Inc.	158	15,873
Texas Instruments, Inc.	931	148,038
		2,729,404
Software: 5.99%
Adobe, Inc.†	467	238,123
ANSYS, Inc.†	89	26,482
Autodesk, Inc.†	219	45,313
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	279	$65,370
Fair Isaac Corp.†	25	21,713
Fortinet, Inc.†	668	39,198
Gen Digital, Inc.	577	10,201
Intuit, Inc.	287	146,640
Microsoft Corp.	7,615	2,404,436
Oracle Corp.	1,613	170,849
Palo Alto Networks, Inc.†	313	73,380
PTC, Inc.†	122	17,285
Roper Technologies, Inc.	109	52,787
Salesforce, Inc.†	998	202,375
ServiceNow, Inc.†	209	116,823
Synopsys, Inc.†	156	71,599
Tyler Technologies, Inc.†	43	16,604
		3,719,178
Technology hardware, storage & peripherals: 4.30%
Apple, Inc.	15,062	2,578,765
Hewlett Packard Enterprise Co.	1,324	22,998
HP, Inc.	889	22,847
NetApp, Inc.	216	16,390
Seagate Technology Holdings PLC	198	13,058
Western Digital Corp.†	328	14,967
		2,669,025
Materials: 1.45%
Chemicals: 1.00%
Air Products & Chemicals, Inc.	228	64,615
Albemarle Corp.	120	20,405
Celanese Corp.	103	12,929
CF Industries Holdings, Inc.	198	16,976
Corteva, Inc.	727	37,193
Dow, Inc.	721	37,175
DuPont de Nemours, Inc.	470	35,057
Eastman Chemical Co.	122	9,360
Ecolab, Inc.	260	44,044
FMC Corp.	128	8,572
International Flavors & Fragrances, Inc.	262	17,861
Linde PLC	500	186,175
LyondellBasell Industries NV Class A	262	24,811
Mosaic Co.	341	12,140
PPG Industries, Inc.	241	31,282
Sherwin-Williams Co.	242	61,722
		620,317
Construction materials: 0.08%
Martin Marietta Materials, Inc.	63	25,860
Vulcan Materials Co.	136	27,475
		53,335
See accompanying notes to portfolio of investments
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Containers & packaging: 0.14%
Amcor PLC	1,508	$13,813
Avery Dennison Corp.	83	15,162
Ball Corp.	323	16,079
International Paper Co.	355	12,592
Packaging Corp. of America	92	14,127
Sealed Air Corp.	148	4,863
Westrock Co.	263	9,415
		86,051
Metals & mining: 0.23%
Freeport-McMoRan, Inc.	1,469	54,779
Newmont Corp.-U.S. Exchange Traded Shares	815	30,114
Nucor Corp.	255	39,869
Steel Dynamics, Inc.	160	17,155
		141,917
Real estate: 1.41%
Health care REITs: 0.11%
Healthpeak Properties, Inc.	561	10,300
Ventas, Inc.	412	17,358
Welltower, Inc.	532	43,581
		71,239
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	729	11,715
Industrial REITs : 0.17%
Prologis, Inc.	947	106,263
Office REITs : 0.04%
Alexandria Real Estate Equities, Inc.	160	16,016
Boston Properties, Inc.	148	8,803
		24,819
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	318	23,488
CoStar Group, Inc.†	419	32,217
		55,705
Residential REITs : 0.19%
AvalonBay Communities, Inc.	146	25,074
Camden Property Trust	109	10,309
Equity Residential	354	20,783
Essex Property Trust, Inc.	66	13,998
Invitation Homes, Inc.	590	18,697
Mid-America Apartment Communities, Inc.	120	15,438
UDR, Inc.	311	11,094
		115,393
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Retail REITs : 0.16%
Federal Realty Investment Trust	75	$6,797
Kimco Realty Corp.	635	11,170
Realty Income Corp.	726	36,256
Regency Centers Corp.	168	9,986
Simon Property Group, Inc.	335	36,190
		100,399
Specialized REITs : 0.63%
American Tower Corp.	478	78,607
Crown Castle, Inc.	444	40,861
Digital Realty Trust, Inc.	310	37,516
Equinix, Inc.	96	69,721
Extra Space Storage, Inc.	217	26,383
Iron Mountain, Inc.	299	17,776
Public Storage	162	42,690
SBA Communications Corp. Class A	111	22,219
VICI Properties, Inc. Class A	1,039	30,235
Weyerhaeuser Co.	749	22,964
		388,972
Utilities: 1.43%
Electric utilities: 0.94%
Alliant Energy Corp.	259	12,549
American Electric Power Co., Inc.	528	39,716
Constellation Energy Corp.	330	35,996
Duke Energy Corp.	790	69,725
Edison International	393	24,873
Entergy Corp.	217	20,073
Evergy, Inc.	235	11,915
Eversource Energy	358	20,818
Exelon Corp.	1,020	38,546
FirstEnergy Corp.	529	18,081
NextEra Energy, Inc.	2,074	118,819
NRG Energy, Inc.	235	9,052
PG&E Corp.†	2,143	34,567
Pinnacle West Capital Corp.	116	8,547
PPL Corp.	755	17,788
Southern Co.	1,118	72,357
Xcel Energy, Inc.	565	32,329
		585,751
Gas utilities: 0.02%
Atmos Energy Corp.	152	16,101
Independent power and renewable electricity producers: 0.02%
AES Corp.	686	10,427
Multi-utilities: 0.41%
Ameren Corp.	269	20,129
CenterPoint Energy, Inc.	647	17,372
See accompanying notes to portfolio of investments
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Multi-utilities(continued)
CMS Energy Corp.	299	$15,880
Consolidated Edison, Inc.	354	30,278
Dominion Energy, Inc.	858	38,327
DTE Energy Co.	211	20,948
NiSource, Inc.	424	10,464
Public Service Enterprise Group, Inc.	512	29,138
Sempra	645	43,879
WEC Energy Group, Inc.	323	26,018
		252,433
Water utilities: 0.04%
American Water Works Co., Inc.	200	24,766
Total common stocks (Cost $18,857,931)		36,831,742

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 37.22%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	608,423
U.S. Treasury Bonds	1.25	5-15-2050	60,000	28,308
U.S. Treasury Bonds	1.38	11-15-2040	87,000	51,490
U.S. Treasury Bonds	1.38	8-15-2050	151,000	73,683
U.S. Treasury Bonds	1.63	11-15-2050	87,000	45,570
U.S. Treasury Bonds	1.88	2-15-2041	208,000	134,176
U.S. Treasury Bonds	1.88	2-15-2051	221,000	123,864
U.S. Treasury Bonds	1.88	11-15-2051	105,000	58,525
U.S. Treasury Bonds	2.00	8-15-2051	629,000	362,953
U.S. Treasury Bonds	2.25	5-15-2041	201,000	137,905
U.S. Treasury Bonds	2.25	8-15-2046	106,000	67,211
U.S. Treasury Bonds	2.25	8-15-2049	108,000	67,230
U.S. Treasury Bonds	2.25	2-15-2052	615,000	377,408
U.S. Treasury Bonds	2.38	5-15-2051	224,000	142,065
U.S. Treasury Bonds	2.50	2-15-2046	106,000	71,136
U.S. Treasury Bonds	2.50	5-15-2046	105,000	70,330
U.S. Treasury Bonds	2.75	8-15-2047	101,000	70,507
U.S. Treasury Bonds	2.75	11-15-2047	100,000	69,734
U.S. Treasury Bonds	2.88	8-15-2045	115,000	83,290
U.S. Treasury Bonds	2.88	11-15-2046	154,000	110,603
U.S. Treasury Bonds	3.00	11-15-2044	114,000	85,086
U.S. Treasury Bonds	3.00	5-15-2045	116,000	86,144
U.S. Treasury Bonds	3.00	11-15-2045	115,000	85,060
U.S. Treasury Bonds	3.00	2-15-2047	106,000	77,835
U.S. Treasury Bonds	3.00	5-15-2047	104,000	76,298
U.S. Treasury Bonds	3.00	2-15-2048	114,000	83,407
U.S. Treasury Bonds	3.00	8-15-2048	121,000	88,453
U.S. Treasury Bonds	3.00	2-15-2049	140,000	102,337
U.S. Treasury Bonds	3.13	11-15-2041	37,000	29,093
U.S. Treasury Bonds	3.13	8-15-2044	115,000	87,867
U.S. Treasury Bonds	3.13	5-15-2048	123,000	92,106
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$87,777
U.S. Treasury Bonds	3.38	11-15-2048	135,000	105,885
U.S. Treasury Bonds	3.50	2-15-2039	29,000	25,052
U.S. Treasury Bonds	3.63	2-15-2044	113,000	93,958
U.S. Treasury Bonds	3.75	8-15-2041	36,000	31,158
U.S. Treasury Bonds	3.88	8-15-2040	37,000	32,852
U.S. Treasury Bonds	4.25	5-15-2039	31,000	29,220
U.S. Treasury Bonds	4.25	11-15-2040	40,000	37,203
U.S. Treasury Bonds	4.38	2-15-2038	133,000	128,870
U.S. Treasury Bonds	4.38	11-15-2039	35,000	33,306
U.S. Treasury Bonds	4.38	5-15-2040	35,000	33,204
U.S. Treasury Bonds	4.38	5-15-2041	33,000	31,112
U.S. Treasury Bonds	4.50	2-15-2036	26,000	25,926
U.S. Treasury Bonds	4.50	5-15-2038	21,000	20,537
U.S. Treasury Bonds	4.50	8-15-2039	33,000	31,961
U.S. Treasury Bonds	4.63	2-15-2040	38,000	37,221
U.S. Treasury Bonds	4.75	2-15-2037	103,000	104,786
U.S. Treasury Bonds	4.75	2-15-2041	44,000	43,517
U.S. Treasury Bonds	5.00	5-15-2037	102,000	105,921
U.S. Treasury Bonds	5.25	11-15-2028	45,000	46,208
U.S. Treasury Bonds	5.25	2-15-2029	33,000	33,902
U.S. Treasury Bonds	5.38	2-15-2031	31,000	32,498
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,274
U.S. Treasury Bonds	6.00	2-15-2026	1,122,000	1,147,245
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,628
U.S. Treasury Bonds	6.13	8-15-2029	25,000	26,874
U.S. Treasury Bonds	6.25	5-15-2030	21,000	22,911
U.S. Treasury Bonds	6.38	8-15-2027	21,000	22,210
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,354
U.S. Treasury Bonds	6.63	2-15-2027	108,000	114,214
U.S. Treasury Bonds	6.75	8-15-2026	21,000	22,070
U.S. Treasury Bonds	6.88	8-15-2025	1,141,000	1,176,790
U.S. Treasury Bonds	7.63	2-15-2025	270,000	278,416
U.S. Treasury Notes	0.25	5-31-2025	132,000	121,718
U.S. Treasury Notes	0.25	6-30-2025	142,000	130,507
U.S. Treasury Notes	0.25	7-31-2025	147,000	134,597
U.S. Treasury Notes	0.25	8-31-2025	153,000	139,607
U.S. Treasury Notes	0.25	10-31-2025	176,000	159,589
U.S. Treasury Notes	0.38	9-15-2024	510,000	485,994
U.S. Treasury Notes	0.38	11-30-2025	181,000	163,996
U.S. Treasury Notes	0.38	9-30-2027	155,000	130,836
U.S. Treasury Notes	0.50	3-31-2025	120,000	111,820
U.S. Treasury Notes	0.50	2-28-2026	193,000	173,760
U.S. Treasury Notes	0.50	5-31-2027	291,000	250,021
U.S. Treasury Notes	0.50	8-31-2027	142,000	120,866
U.S. Treasury Notes	0.50	10-31-2027	783,000	662,338
U.S. Treasury Notes	0.63	3-31-2027	81,000	70,375
U.S. Treasury Notes	0.63	11-30-2027	574,000	486,756
See accompanying notes to portfolio of investments
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.63%	5-15-2030	$178,000	$137,748
U.S. Treasury Notes	0.63	8-15-2030	222,000	170,376
U.S. Treasury Notes	0.75	4-30-2026	194,000	174,759
U.S. Treasury Notes	0.75	5-31-2026	194,000	174,229
U.S. Treasury Notes	0.88	11-15-2030	132,000	102,692
U.S. Treasury Notes	1.00	7-31-2028	315,000	265,720
U.S. Treasury Notes	1.13	2-28-2025	118,000	111,381
U.S. Treasury Notes	1.13	2-28-2027	127,000	112,717
U.S. Treasury Notes	1.25	4-30-2028	25,000	21,523
U.S. Treasury Notes	1.25	9-30-2028	785,000	667,158
U.S. Treasury Notes	1.25	8-15-2031	351,000	274,342
U.S. Treasury Notes	1.38	1-31-2025	105,000	99,701
U.S. Treasury Notes	1.38	8-31-2026	95,000	86,194
U.S. Treasury Notes	1.38	10-31-2028	1,370,000	1,168,835
U.S. Treasury Notes	1.38	11-15-2031	940,000	736,798
U.S. Treasury Notes	1.50	11-30-2024	477,000	456,373
U.S. Treasury Notes	1.50	8-15-2026	102,000	92,975
U.S. Treasury Notes	1.50	1-31-2027	98,000	88,238
U.S. Treasury Notes	1.50	2-15-2030	209,000	173,241
U.S. Treasury Notes	1.63	2-15-2026	168,000	155,623
U.S. Treasury Notes	1.63	5-15-2026	105,000	96,657
U.S. Treasury Notes	1.63	10-31-2026	94,000	85,533
U.S. Treasury Notes	1.63	11-30-2026	97,000	88,069
U.S. Treasury Notes	1.63	8-15-2029	157,000	133,229
U.S. Treasury Notes	1.75	12-31-2026	99,000	90,102
U.S. Treasury Notes	1.75	11-15-2029	178,000	151,397
U.S. Treasury Notes	1.88	6-30-2026	98,000	90,658
U.S. Treasury Notes	1.88	7-31-2026	99,000	91,328
U.S. Treasury Notes	2.00	2-15-2025	289,000	276,435
U.S. Treasury Notes	2.00	8-15-2025	220,000	207,874
U.S. Treasury Notes	2.00	11-15-2026	170,000	156,367
U.S. Treasury Notes	2.13	11-30-2024	119,000	114,649
U.S. Treasury Notes	2.13	5-15-2025	234,000	222,876
U.S. Treasury Notes	2.13	5-31-2026	97,000	90,411
U.S. Treasury Notes	2.25	10-31-2024	121,000	116,978
U.S. Treasury Notes	2.25	11-15-2024	290,000	280,145
U.S. Treasury Notes	2.25	12-31-2024	33,000	31,778
U.S. Treasury Notes	2.25	11-15-2025	219,000	206,921
U.S. Treasury Notes	2.25	3-31-2026	99,000	92,905
U.S. Treasury Notes	2.25	2-15-2027	196,000	180,864
U.S. Treasury Notes	2.25	8-15-2027	101,000	92,297
U.S. Treasury Notes	2.25	11-15-2027	99,000	90,036
U.S. Treasury Notes	2.38	4-30-2026	98,000	92,082
U.S. Treasury Notes	2.38	5-15-2027	164,000	151,239
U.S. Treasury Notes	2.38	5-15-2029	90,000	79,980
U.S. Treasury Notes	2.50	1-31-2025	116,000	111,809
U.S. Treasury Notes	2.50	2-28-2026	97,000	91,718
U.S. Treasury Notes	2.63	3-31-2025	114,000	109,707
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.63%	1-31-2026	$95,000	$90,172
U.S. Treasury Notes	2.63	2-15-2029	181,000	163,734
U.S. Treasury Notes	2.75	2-28-2025	121,000	116,836
U.S. Treasury Notes	2.75	6-30-2025	119,000	114,259
U.S. Treasury Notes	2.75	8-31-2025	122,000	116,791
U.S. Treasury Notes	2.75	2-15-2028	189,000	174,795
U.S. Treasury Notes	2.75	8-15-2032	680,000	588,838
U.S. Treasury Notes	2.88	4-30-2025	114,000	109,952
U.S. Treasury Notes	2.88	5-31-2025	117,000	112,690
U.S. Treasury Notes	2.88	6-15-2025	100,000	96,273
U.S. Treasury Notes	2.88	7-31-2025	118,000	113,381
U.S. Treasury Notes	2.88	11-30-2025	96,000	91,838
U.S. Treasury Notes	2.88	5-15-2028	178,000	164,956
U.S. Treasury Notes	2.88	8-15-2028	190,000	175,446
U.S. Treasury Notes	3.00	10-31-2025	76,000	72,978
U.S. Treasury Notes	3.13	11-15-2028	226,000	210,436
U.S. Treasury Notes	3.50	2-15-2033	115,000	105,513
U.S. Treasury Notes	3.88	8-15-2033	460,000	434,628
U.S. Treasury Notes	4.13	11-15-2032	110,000	106,090
Total U.S. Treasury securities (Cost $26,028,638)				23,125,210

		Yield	Shares
Short-term investments: 2.77%
Investment companies: 2.77%
Allspring Government Money Market Fund Select Class♠∞		5.27	1,724,637	1,724,637
Total short-term investments (Cost $1,724,637)				1,724,637
Total investments in securities (Cost $46,611,206)	99.28%			61,681,589
Other assets and liabilities, net	0.72			445,602
Total net assets	100.00%			$62,127,191

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,238,925	$9,254,193	$(9,768,481)	$0	$0	$1,724,637	1,724,637	$70,701
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	14	12-15-2023	$3,153,850	$3,027,850	$0	$(126,000)
Micro E-Mini S&P 500 Index	18	12-15-2023	405,079	389,295	0	(15,784)
10-Year U.S. Treasury Notes	23	12-19-2023	2,529,374	2,485,437	0	(43,937)
U.S. Long Term Bond	1	12-19-2023	118,493	113,781	0	(4,712)
Ultra Long Term U.S. Treasury Bond	2	12-19-2023	249,709	237,375	0	(12,334)
2-Year U.S. Treasury Notes	1	12-29-2023	202,487	202,711	224	0
5-Year U.S. Treasury Notes	4	12-29-2023	423,716	421,438	0	(2,278)
					$224	$(205,045)
See accompanying notes to portfolio of investments
Allspring VT Index Asset Allocation Fund  | 19

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the  Statement of Operations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,266,698	$0	$0	$3,266,698
Consumer discretionary	3,931,180	0	0	3,931,180
Consumer staples	2,419,474	0	0	2,419,474
Energy	1,738,608	0	0	1,738,608
Financials	4,718,293	0	0	4,718,293
Health care	4,919,873	0	0	4,919,873
Industrials	3,057,230	0	0	3,057,230
Information technology	10,114,783	0	0	10,114,783
Materials	901,620	0	0	901,620
Real estate	874,505	0	0	874,505
Utilities	889,478	0	0	889,478
U.S. Treasury securities	23,125,210	0	0	23,125,210
Short-term investments
Investment companies	1,724,637	0	0	1,724,637
	61,681,589	0	0	61,681,589
Futures contracts	224	0	0	224
Total assets	$61,681,813	$0	$0	$61,681,813
Liabilities
Futures contracts	$205,045	$0	$0	$205,045
Total liabilities	$205,045	$0	$0	$205,045
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of September 30, 2023, $326,731 was segregated as cash collateral for these open futures contracts.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring VT Index Asset Allocation Fund  | 21